BASIC AND DILUTED EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2016	2017	2018
Numerator:
Net income	$16,238	$4,030	$13,493

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	35,173,562	31,103,703	28,928,060
Effect of dilutive securities:
Employee stock options, warrants and RSUs	605,292	1,064,659	1,291,746

Denominator for diluted earnings per share - adjusted weighted average number of shares	35,778,854	32,168,362	30,219,806